RESTATEMENT OF FINANCIAL STATEMENTS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Error Corrections and Prior Period Adjustments [Line Items]
Revenues	$ 1,321,543	$ 2,774,241	$ 7,402,473
Costs of revenue	(1,435,955)	(1,782,407)	(4,589,404)
Gross profit	(114,412)	991,834	2,813,069
Service incomes	1,723,542	131,446	309,060
Service expenses	(1,378,829)	(34,519)	(54,761)
General and administrative expenses	(4,261,972)	(1,945,226)	(1,944,054)
Provision for doubtful accounts	(8,544)	(389,198)	0
Selling expenses	(3,046,408)	(227,304)	(519,016)
Operating loss	(7,086,623)	(1,472,967)	604,298
Financial expenses	(194,685)	(174,301)	(164,074)
Other incomes	19,553	83,762	0
Other expenses	(2,770)	(22,299)	(468,676)
Loss on disposal of equipment		0
Change in fair value of warrants liability	390,324	2,866,171	(346,691)
Income before provision for income tax and non-controlling interest	(6,874,201)	1,280,366	(375,143)
Provision for income tax (expense) benefit	11,978	(357,726)	(522,279)
Net income from continuing operations	(6,862,223)	922,640	(897,422)
Net income (loss) from discontinuing operations	(3,500,112)	(25,956,512)	2,900,748
Net Income (Loss)	(10,362,335)	(25,033,872)	2,003,326
Less: net loss attributable to non-controlling interest	(139,205)	(735,758)	7,705
Net income (loss) attributable to Dehaier Medical Systems Limited	(10,223,130)	(24,298,114)	1,995,621
Net income from continuing operations	(6,862,223)	922,640	(897,422)
Net income (loss) from discontinuing operations	(3,500,112)	(25,956,512)	2,900,748
Other comprehensive income (loss)
Foreign currency translation loss	(461,548)	(576,891)	1,028,124
Comprehensive income (loss)	(10,823,883)	(25,610,763)	3,031,450
-less comprehensive loss attributable to the non-controlling interest	(189,670)	(762,777)	52,960
Comprehensive income (loss) attributable to Dehaier Medical Systems Limited	$ (10,634,213)	$ (24,847,986)	$ 2,978,490
Earnings (loss) per share
-Basic	$ (1.74)	$ (4.41)	$ 0.43
-Diluted	$ (1.73)	$ (4.34)	$ 0.43
Weighted average number of common shares used in computation
-Basic	5,862,647	5,510,076	4,625,195
-Diluted	5,896,534	5,597,169	4,676,127
Scenario, Previously Reported [Member]
Schedule of Error Corrections and Prior Period Adjustments [Line Items]
Revenues		$ 2,774,241
Costs of revenue		(1,746,399)
Gross profit		1,027,842
Service incomes		131,446
Service expenses		(34,519)
General and administrative expenses		(1,945,226)
Provision for doubtful accounts		(8,351)
Selling expenses		(227,304)
Operating loss		(1,056,112)
Financial expenses		(195,965)
Other incomes		83,762
Other expenses		0
Loss on disposal of equipment		(635)
Change in fair value of warrants liability		2,866,171
Income before provision for income tax and non-controlling interest		1,697,221
Provision for income tax (expense) benefit		49,991
Net income from continuing operations		1,747,212
Net income (loss) from discontinuing operations		(1,088,208)
Net Income (Loss)		659,004
Less: net loss attributable to non-controlling interest		(339,989)
Net income (loss) attributable to Dehaier Medical Systems Limited		998,993
Net income from continuing operations		1,747,212
Net income (loss) from discontinuing operations		(1,088,208)
Other comprehensive income (loss)
Foreign currency translation loss		(592,421)
Comprehensive income (loss)		66,583
-less comprehensive loss attributable to the non-controlling interest		(340,194)
Comprehensive income (loss) attributable to Dehaier Medical Systems Limited		$ 406,777
Earnings (loss) per share
-Basic		$ 0.18
-Diluted		$ 0.18
Weighted average number of common shares used in computation
-Basic		5,510,076
-Diluted		5,597,169
Restatement Adjustment [Member]
Schedule of Error Corrections and Prior Period Adjustments [Line Items]
Revenues		$ 0
Costs of revenue		(36,008)
Gross profit		(36,008)
Service incomes		0
Service expenses		0
General and administrative expenses		0
Provision for doubtful accounts		(380,847)
Selling expenses		0
Operating loss		(416,855)
Financial expenses		21,664
Other incomes		0
Other expenses		(22,299)
Loss on disposal of equipment		635
Change in fair value of warrants liability		0
Income before provision for income tax and non-controlling interest		(416,855)
Provision for income tax (expense) benefit		(407,717)
Net income from continuing operations		(824,572)
Net income (loss) from discontinuing operations		(24,868,304)
Net Income (Loss)		(25,692,876)
Less: net loss attributable to non-controlling interest		(395,769)
Net income (loss) attributable to Dehaier Medical Systems Limited		(25,297,107)
Net income from continuing operations		(824,572)
Net income (loss) from discontinuing operations		(24,868,304)
Other comprehensive income (loss)
Foreign currency translation loss		15,530
Comprehensive income (loss)		(25,677,346)
-less comprehensive loss attributable to the non-controlling interest		(422,583)
Comprehensive income (loss) attributable to Dehaier Medical Systems Limited		$ (25,254,763)
Earnings (loss) per share
-Basic		$ (4.59)
-Diluted		$ (4.52)
Weighted average number of common shares used in computation
-Basic		0
-Diluted		0